Segment Information	12 Months Ended
Dec. 31, 2020
Segment Information
Segment Information
19.	SEGMENT INFORMATION

The Company and its subsidiaries operate in a single segment; the design, manufacture and sale of semi-conductor products and services for commercial applications. The Company’s operating and reporting segment reflects the management reporting structure of the organization and the manner in which the chief operating decision maker regularly assesses information for decision making purposes, including the allocation of resources. A summary of the Company’s operations is below:

OPEL, ODIS, POET Shenzhen and PTS

OPEL, ODIS, POET Shenzhen and PTS are the developers of the POET platform semiconductor process IP for monolithic fabrication of integrated circuit devices containing both electronic and optical elements on a single die.

BB Photonics

BB Photonics develops photonic integrated components for the datacom and telecom markets utilizing embedded dielectric technology that enables the low-cost integration of active and passive devices into photonic integrated circuits.

On a consolidated basis, the Company operates geographically in Singapore, China (collectively “Asia”), the United States and Canada. Geographical information is as follows:

2020
As of December 31,	Asia	US	Canada	Consolidated
Current assets	$304,450	$69,874	$7,117,287	$7,491,611
Property and equipment	2,982,496	203,258	-	3,185,754
Patents and licenses	-	438,677	-	438,677
Right of use asset	289,542	231,144	-	520,686
Total Assets	$3,576,488	$942,953	$7,117,287	$11,636,728

Year Ended December 31,	Asia	US	Canada	Consolidated
Selling, marketing and administration	$1,182,054	$5,495,161	$1,460,783	$8,137,998
Research and development	3,269,873	1,447,729	1,916,715	6,634,317
Interest expense	20,181	24,474	893,248	937,903
Credit loss on receivable from the sale of discontinued operation	-	-	2,500,000	2,500,000
Other income, including interest	-	-	(41,148)	(41,148)

Net loss	$(4,472,108)	$(6,967,364)	$(6,729,598)	$(18,169,070)

	2019
As of December 31,	Asia	US	Canada	Consolidated
Current assets	$86,849	$22,523	$20,150,022	$20,259,394
Property and equipment	3,055,906	87,154	-	3,143,060
Patents and licenses	-	452,384	-	452,384
Right of use asset	222,517	-	-	222,517

Total Assets	$3,365,272	$562,061	$20,150,022	$24,077,355

The Year Ended December 31,	Asia	US	Canada	Consolidated
Selling, marketing and administration	$217,416	$5,126,260	$1,353,711	$6,697,387
Research and development	218,900	107,161	1,757,754	2,083,815
Impairment of long lived assets	-	-	1,764,459	1,764,459
Interest expense	4,705	-	815,206	819,911
Amortization of debt issuance costs	-	-	372,340	372,340
Other income, including interest	-	-	(10,540)	(10,540)
Income tax recovery	-	(292,740)	-	(292,740)

Net loss from continuing operations	(441,021)	(4,940,681)	(6,052,930)	(11,434,632)
Income from discontinued operations, net of taxes	5,481,757	-	-	5,481,757

Net income (loss)	$5,040,736	$(4,940,681)	$(6,052,930)	$(5,952,875)

	2018
As of December 31,	Asia	US	Canada	Consolidated
Current assets	$4,283,008	$302,405	$2,302,851	$6,888,264
Property and equipment	9,136,694	162,819	-	9,299,513
Patents and licenses	18,464	448,250	-	466,714
Goodwill and intangible assets	6,718,953	1,764,459	-	8,483,412

Total Assets	$20,157,119	$2,677,933	$2,302,851	$25,137,903

Year Ended December 31,	Asia	US	Canada	Consolidated
Selling, marketing and administration	$-	$5,169,619	$1,004,256	$6,173,875
Research and development	-	1,715,154	547,322	2,262,476
Other income, including interest	-	-	(14,234)	(14,234)

Net loss from continuing operations	-	(6,884,773)	(1,537,344)	(8,422,117)
Loss from discontinued operations, net of taxes	(7,900,662)	-	-	(7,900,662)

Net loss	$(7,900,662)	$(6,884,773)	$(1,537,344)	$(16,322,779)